CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (JPY ¥) In Millions, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Legal Reserve [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock, at Cost [Member]	Total KONAMI CORPORATION stockholders' equity [Member]	Noncontrolling Interest [Member]
Beginning balance at Mar. 31, 2010	¥ 189,231	¥ 47,399	¥ 77,089	¥ 284	¥ 83,055	¥ (175)	¥ (23,187)	¥ 184,465	¥ 4,766
Cash dividends attributable to KONAMI CORPORATION stockholders	(5,739)				(5,739)			(5,739)
Cash dividends attributable to noncontrolling interest	(54)								(54)
Purchase of treasury stock	(101)						(101)	(101)
Reissuance of treasury stock	4,727		(1,599)				6,326	4,727
Comprehensive income:
Net income	12,722				12,934			12,934	(212)
Foreign currency translation adjustments	(2,153)					(2,140)		(2,140)	(13)
Net unrealized gains (losses) on available-for-sale securities	(55)					(55)		(55)
Pension liability adjustment	(171)					(177)		(177)	6
Comprehensive income (loss)	10,343							10,562	(219)
Ending balance at Mar. 31, 2011	198,407	47,399	75,490	284	90,250	(2,547)	(16,962)	193,914	4,493
Cash dividends attributable to KONAMI CORPORATION stockholders	(5,697)				(5,697)			(5,697)
Purchase of treasury stock	(29)						(29)	(29)
Reissuance of treasury stock	5,745		0				5,745	5,745
Equity transaction with noncontrolling interests and others	(5,671)		(1,315)					(1,315)	(4,356)
Comprehensive income:
Net income	23,137				23,012			23,012	125
Foreign currency translation adjustments	(455)					(455)		(455)
Net unrealized gains (losses) on available-for-sale securities	0					0		0
Pension liability adjustment	283					283		283
Comprehensive income (loss)	22,965							22,840	125
Ending balance at Mar. 31, 2012	215,720	47,399	74,175	284	107,565	(2,719)	(11,246)	215,458	262
Cash dividends attributable to KONAMI CORPORATION stockholders	(6,931)				(6,931)			(6,931)
Purchase of treasury stock	(6)						(6)	(6)
Reissuance of treasury stock	2		0				2	2
Comprehensive income:
Net income	13,486				13,174			13,174	312
Foreign currency translation adjustments	3,646					3,646		3,646
Net unrealized gains (losses) on available-for-sale securities	79					79		79
Pension liability adjustment	3					3		3
Comprehensive income (loss)	17,214							16,902	312
Ending balance at Mar. 31, 2013	¥ 225,999	¥ 47,399	¥ 74,175	¥ 284	¥ 113,808	¥ 1,009	¥ (11,250)	¥ 225,425	¥ 574